Pension and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Benefit Obligations Fair Value of Plan Assets and Funded Status
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2023	2022	2023	2022
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$628,135	$765,618	$217,330	$292,646
Projected benefit obligation assumed from business combination	—	87,933	—	5,195
Plan settlements	(3,226)	(112)	—	—
Service cost	11,954	16,309	3,253	6,277
Interest cost	33,687	24,787	11,510	9,146
Actuarial loss (gain)	20,172	(198,074)	(10,913)	(82,991)
Contributions from retirees	—	—	2,189	2,220
Plan amendments	—	—	—	(2,452)
Medicare Part D	—	—	355	367
Benefits paid	(42,801)	(68,197)	(14,226)	(13,078)
Foreign exchange	(53)	(129)	—	—
Projected benefit obligation, end of year	$647,868	$628,135	$209,498	$217,330
Change in plan assets
Fair value of plan assets, beginning of year	569,255	648,864	172,167	192,375
Plan assets acquired in business combination	—	74,532	—	8,577
Actual return on plan assets	65,272	(109,118)	22,620	(30,105)
Employer contributions	22,326	23,296	10,677	11,811
Plan settlements	(3,226)	(112)	—	—
Contributions from retirees	—	—	2,189	2,220
Medicare Part D subsidy receipts	—	—	355	367
Benefits paid	(42,801)	(68,197)	(14,226)	(13,078)
Foreign exchange	2	(10)	—	—
Fair value of plan assets, end of year	$610,828	$569,255	$193,782	$172,167
Unfunded status	$(37,040)	$(58,880)	$(15,716)	$(45,163)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 11)	12,598	12,264	35,879	14,218
Current liabilities	(1,416)	(1,907)	(3,164)	(3,039)
Non-current liabilities	(48,222)	(69,237)	(48,431)	(56,342)
Net amount recognized	$(37,040)	$(58,880)	$(15,716)	$(45,163)
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2023	2022	2023	2022
Accumulated benefit obligation	$425,842	$413,041	$71,089	$198,463
Fair value of plan assets	$393,857	$364,229	$18,793	$139,368

Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2023	2022	2023	2022
Projected benefit obligation	$507,612	$489,140	$71,089	$198,463
Fair value of plan assets	$458,497	$417,994	$18,793	$139,368

Schedule of Amounts Recognized in Other Comprehensive Loss	Pension and post-employment actuarial changes

Change in AOCI, before tax	Pension		OPEB
	Actuarial losses (gains)	Past service losses (gains)	Actuarial losses (gains)	Past service losses (gains)
Balance, January 1, 2022	$15,807	$(4,195)	$(15,630)	$310
Additions to AOCI	(47,473)	—	(41,527)	(24)
Amortization in current period	(3,429)	1,584	56	(2,476)
Amortization due to plan settlements	15	—	—	—
Reclassification to regulatory accounts	34,409	(752)	23,551	—
Balance, December 31, 2022	$(671)	$(3,363)	$(33,550)	$(2,190)
Additions to AOCI	(12,600)	—	(23,797)	853
Amortization in current period	617	1,491	2,554	—
Recognition of settlement gain	235	—	—	—
Reclassification to regulatory accounts	5,517	(755)	19,518	—
Balance, December 31, 2023	$(6,902)	$(2,627)	$(35,275)	$(1,337)

Schedule of Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit obligation for 2023 and 2022 were as follows:

	Pension benefits		OPEB
	2023	2022	2023	2022
Discount rate	5.19%	5.48%	5.22%	5.49%
Interest crediting rate (for cash balance plans)	4.48%	4.50%	N/A	N/A
Rate of compensation increase	3.60%	3.70%	N/A	N/A
Health care cost trend rate
Before age 65			7.00%	6.00%
Age 65 and after			6.00%	6.00%
Assumed ultimate medical inflation rate			4.50%	4.75%
Year in which ultimate rate is reached			2034	2033

Schedule of Weighted Average Assumptions Used to Determine Net Benefit Cost
Weighted average assumptions used to determine net benefit cost for 2023 and 2022 were as follows:

	Pension benefits		OPEB
	2023	2022	2023	2022
Discount rate	5.35%	2.94%	5.49%	3.00%
Expected return on assets	6.38%	6.19%	6.45%	6.48%
Rate of compensation increase	3.99%	3.91%	n/a	n/a
Health care cost trend rate
Before Age 65			6.00%	5.88%
Age 65 and after			6.00%	5.88%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2033	2031

Summary of Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of Pension and other post-employment non-service costs in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2023	2022	2023	2022
Service cost	$11,954	$16,309	$3,253	$6,277
Non-service costs
Interest cost	33,687	24,787	11,510	9,146
Expected return on plan assets	(31,990)	(41,226)	(9,736)	(11,359)
Amortization of net actuarial loss	(852)	3,452	(3,559)	(56)
Amortization of prior service credits	(1,491)	(1,584)	(853)	24
Amortization due to plan settlements	—	(15)	—	—
Amortization of regulatory accounts	16,258	22,952	6,965	4,829
	$15,612	$8,366	$4,327	$2,584
Net benefit cost	$27,566	$24,675	$7,580	$8,861

Schedule of Target Asset Allocation
The Company’s target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	41.6%	30% - 100%
Debt securities	48.6%	20% - 60%
Other	9.8%	0% - 20%
	100%

The fair values of investments as of December 31, 2023, by asset category, are as follows:

Asset class	2023	Percentage
Equity securities	$376,158	47%
Debt securities	377,272	47%
Other	51,180	6%
	$804,610	100%

Schedule of Changes in Fair Value of Plan Assets
The following table summarizes the changes fair value of these Level 3 assets as of December 31:

Level 3
Balance, January 1, 2023	$21,904
Contributions into funds	4,603
Return on assets	2,205
Distributions	(2,331)
Balance, December 31, 2023	$26,381

Schedule of Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

	2024	2025	2026	2027	2028	2029-2033
Pension plan	$48,271	$49,652	$49,389	$50,443	$50,751	$255,465
OPEB	$11,718	$12,303	$12,623	$13,105	$13,487	$71,230